Summary of Significant Accounting Policies (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended					3 Months Ended																	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Jan. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entities [Abstract]
Number of collateralized debt obligations managed that meet the definition of a Variable Interest Entities due primarily to the lack of unilateral decision-making authority of the equity holders		5					5																	5
Number of collateralized debt obligation's concluded that our investment management contract does not represent a variable interest		4					4																	4
Cash of the variable interest entity		$ 21,400,000					$ 21,400,000																	$ 21,400,000
Collateral investments (at fair value) of the variable interest entity		313,800,000					313,800,000																	313,800,000
Notes payable (at amortized cost) of the variable interest entity		317,100,000					317,100,000																	317,100,000
Variable interests in certain structured products and hedge funds		21,900,000					21,900,000																	21,900,000
Our maximum exposure to loss is limited to our investment in these entities		100,000					100,000																	100,000
Collateralized Securities Transactions
Securities held as collateral for receivables & re-pledged		2,700,000					2,700,000																	2,700,000
Cash collateral on deposit with lenders		106,300,000			34,900,000		106,300,000								34,900,000									106,300,000	34,900,000
Cash collateral received from borrowers		12,500,000			151,600,000		12,500,000								151,600,000									12,500,000	151,600,000
Cash on deposit with clearing organizations for trade facilitation purposes		25,800,000			16,800,000		25,800,000								16,800,000									25,800,000	16,800,000
SCB LLC held U.S. Treasury Bills		28,000,000			38,000,000		28,000,000								38,000,000									28,000,000	38,000,000
Investments [Abstract]
Limited Partnership Interest in Venture Capital Fund (in hundredths)		10.00%				10.00%	10.00%																10.00%	10.00%
Private equity investments owned outside of consolidated venture capital fund																								3
Private equity investments owned outside consolidated venture capital fund accounted for using cost method																								1
Private equity investments owned outside consolidated venture capital fund accounted for fair value																								2
Deferred Sales Commissions, Net [Abstract]
Period of time the deferred sales commissions are amortized over for U.S. fund shares		5 years 6 months					5 years 6 months																	5 years 6 months
Period of time the deferred sales commissions are amortized over for non-U.S. fund shares		4 years					4 years																	4 years
Long-term Incentive Compensation Plans [Abstract]
Long-term incentive awards vesting period																								4 years
Employee allocation percentage maximum (in hundredths)		50.00%					50.00%																	50.00%
Long-term incentive cash maximum per employee		250,000					250,000																	250,000
Number of business days used in calculation		5 days				5 days	5 days																5 days	5 days
Non-cash long-term incentive compensation charge															587,131,000									0	587,131,000	0
Percentage of unrecognized deferred incentive compensation expense recognized (in hundredths)					100.00%										100.00%										100.00%
Long-term incentive compensation liability for the full dollar value of the awards		150,100,000			159,900,000		150,100,000								159,900,000									150,100,000	159,900,000
Reclassified liability to partners' capital	129,200,000			130,300,000
Holding Units purchased in periods (in units)						0.8																	2.1	15.7	13.5
Dollar amount paid for Holding Units acquired						16,300,000																	43,300,000	238,000,000	220,800,000
Open-market purchases of Holding Units (in units)						0.8																	1.9	12.3	11.1
Dollar amount paid for open-market purchases of Holding Units																								182,300,000	192,100,000
Restricted Holding Units awarded to employees (in units)	6.5	6.5	2.7	8.7	8.7																		6.9	12.1	1.7
Common Stock, Shares Held in Employee Trust, Shares	12.0	17.9				13.1	17.9																13.1	17.9
Foreign Currency Translations [Abstract]
Net foreign currency transaction gains (losses)																								(1,100,000)	(2,400,000)	1,300,000
Cash Distributions [Abstract]
Subsequent cash distribution, declaration date																								Feb. 12, 2013
Subsequent cash distribution, amount																								106,600,000
Distribution Made to Limited Partner, Distributions Declared, Per Unit																								$ 0.38
General Partner partnership interest (in hundredths)						1.00%	1.00%																1.00%	1.00%
Distribution Made to Limited Partner, Distribution Date																								Mar. 14, 2013
Subsequent cash distribution, date of record																								Feb. 22, 2013
Non-cash real estate charges							38,900,000		168,100,000															223,000,000	7,200,000	101,700,000
Total cash distributions per Unit paid to the General Partner and unitholders (in dollars per share)							$ 0.38	[1],[2]	$ 0.41	[1],[2]	$ 0.26	[1]	$ 0.31	[1]	$ 0.17	[1],[3]	$ 0.32	[1]	$ 0.41	[1]	$ 0.48	[1]		$ 1.15	$ 1.70	$ 1.79
Minimum [Member]
Long-term Incentive Compensation Plans [Abstract]
Long-term incentive awards vesting period																								2 years
Maximum [Member]
Long-term Incentive Compensation Plans [Abstract]
Long-term incentive awards vesting period																								5 years
Furniture [Member]
Furniture, Equipment and Leasehold Improvements [Abstract]
Useful Life (in years)																								8 years
Equipment [Member] | Minimum [Member]
Furniture, Equipment and Leasehold Improvements [Abstract]
Useful Life (in years)																								3 years
Equipment [Member] | Maximum [Member]
Furniture, Equipment and Leasehold Improvements [Abstract]
Useful Life (in years)																								6 years
Cumulative impact of prior period reclassification adjustment [Member]
Reclassification and Revisions [Abstract]
Impact of revision on Partners' Capital																									7,900,000
Impact of revision on cash flows [Member]
Reclassification and Revisions [Abstract]
Impact of revision on Partners' Capital																									$ 5,700,000	$ 2,200,000

[1]	Declared and paid during the following quarter.
[2]	The third and fourth quarter 2012 distributions exclude the $168.1 million and $38.9 million, respectively, non-cash real estate charges.
[3]	The fourth quarter 2011 distribution excludes the $587.1 million one-time, non-cash long-term incentive compensation charge.